Equity - Summary of Reserves (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure Of Reserves Within Equity [Line Items]
Reserves	$ 40,638	$ 36,719
Share-Based Payments Reserve
Disclosure Of Reserves Within Equity [Line Items]
Reserves	80,034	75,974	$ 69,919
Investment Revaluation Reserve
Disclosure Of Reserves Within Equity [Line Items]
Reserves	17	21	(303)
Foreign Currency Translation Reserve
Disclosure Of Reserves Within Equity [Line Items]
Reserves	$ (39,413)	$ (39,276)	$ (38,373)